Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	We do not time equity awards to the release of material, non-public information. The ECHC Committee meeting schedules for the ensuing year (including the meeting at which equity awards are granted) are generally set six months prior to the start of the calendar year.
Award Timing Method	We do not time equity awards to the release of material, non-public information. The ECHC Committee meeting schedules for the ensuing year (including the meeting at which equity awards are granted) are generally set six months prior to the start of the calendar year.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not time equity awards to the release of material, non-public information. The ECHC Committee meeting schedules for the ensuing year (including the meeting at which equity awards are granted) are generally set six months prior to the start of the calendar year.